Lease liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	May 31, 2026	Aug. 31, 2025
Lease Liabilities
Lease Liabilities	$ 2,807	$ 1,343
Additions	720	2,344
Accretion of lease liabilities	265	351
Lease payments	(1,250)	(1,229)
Foreign exchange gain		(2)
Lease Liabilities	2,538	2,807
Less long term portion	(1,046)	(1,606)
Lease liabilities	$ 1,492	$ 1,201